Share-Based Compensation (Schedule of Assumptions Used for Estimating the Fair Value of Options) (Details) - Options [Member] - $ / shares	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	3.42%	3.08%
Option contractual life	10 years	10 years
Expected volatility	19.44%	19.47%
Expected dividend yield	4.02%	3.94%
Exercise price/share price	$ 126.43	$ 75.76